Income Taxes (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Accrued vacation	$ 4,292	$ 2,931
Allowance for doubtful accounts	952	472
Estimated loss	1,814	1,635
Prepaid expenses	8,919	5,587
Various accrued liabilities	1,001	1,289
Other	502
Total	17,480	11,914
Non-current:
Deferred compensation	3,871	3,347
Insurance reserve	2,475	1,438
Term loan amortization	1,332	2,666
Goodwill impairment	55,142	19,892
U.S tax net operating loss carry forwards	20,991	16,277
State tax net operating loss carry forwards	8,480	8,526
Foreign tax net operating loss carry forwards	4,632
Bond discount amortization	919
Other	(2,802)	(2,482)
Gross deferred tax assets	118,124	66,542
Valuation allowance	(51,916)	(36,871)
Deferred tax assets, net of valuation allowance	66,208	29,671
Deferred tax liabilities:
Partnership tax deferral		(80)
Total		(80)
Non current
Goodwill and intangibles	(35,218)	1,125
Unbilled profit/retainage		115
Depreciation	(29,575)	(30,781)
Deferred tax liabilities	(64,793)	(29,541)
United States	948	1,040
Foreign	467	(990)
Net deferred tax assets	$ 1,415	$ 50